Leases - Schedule of Maturities of Lease Liabilities (Details)	Jun. 30, 2020 USD ($)
Leases [Abstract]
2021	$ 245,750
2022	238,264
2023	225,079
2024	241,088
2025	241,499
Thereafter	471,069
Total future minimum lease payments	1,662,749
Less: imputed interest	289,734
Total	$ 1,373,015